Accrued Liabilities and Other and Other Long-Term Liabilities - Schedule of Other Long-Term Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2019
Asset Retirement Obligations, Noncurrent	$ 8,792	$ 2,923
Pension liabilities	7,416	6,194
Freight tax provisions (note 21)	46,956	42,477	$ 51,562	$ 53,665
Office lease liability – long-term (note 1)	4,868	26,858
Other	678	1,380
Other long-term liabilities (notes 6)	72,508	63,511
Office Building [Member]
Office lease liability – long-term (note 1)	8,666	$ 10,537
Petrojarl Banff FPSO
Asset retirement obligation extinguishment gain (note 6)	$ 33,000